Derivatives Not Designated as Hedging Instruments (Parenthetical) (Detail) (Not Designated as Hedging Instrument, Foreign Exchange Swaps, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument | Foreign Exchange Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional volume, amount after offsetting swaps	$ 425.4	$ 554.8	$ 845.2